Consolidated Balance Sheets Detail - Product Warranty (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Movement in Standard Product Warranty Accrual [Roll Forward]
Document Period End Date	Feb. 29, 2016
Product Warranty Accrual, Beginning Balance	$ 123	$ 204	$ 318
Product Warranty Accrual, Payments	(44)	(140)	(357)
Product Warranty Accrual, Warranties Issued	39	82	270
Product Warranty Accrual, Ending Balance	33	123	204
Product Warranty Accrual, Preexisting, Increase (Decrease)	$ (85)	$ (23)	$ (27)
Product Warranty Accrual Preexisting Increase Decrease, per share	$ 0.16